SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jul. 01, 2018
Property, Plant and Equipment [Line Items]
Allowances for accounts receivable	$ 93,450	$ 348,678	$ 160,026
Long-lived assets impairment
Income tax examination likelihood of unfavorable settlement	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred
Value added taxes rate description	Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold
Maximum [Member] | Investments Equity Securities [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				20.00%
Software [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	10 years
Land Use Rights [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	50 years
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Property, Plant and Equipment [Line Items]
Non controlling interests	48.80%